EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.15

Client Name:
Client Project Name:	EFMT 2025-CES2
Start - End Dates:	2/15/2024 - 1/8/2025
Deal Loan Count:	2,727

Conditions Report 2.0

Loans in Report:	2,727
Loans with Conditions:	1,054

0 - Total Active Conditions

1445 - Total Satisfied Conditions

327 - Credit Review Scope
137 - Category: Ability to Repay/Qualified Mortgage
9 - Category: Application
28 - Category: Credit/Mtg History
19 - Category: DTI
42 - Category: Income/Employment
14 - Category: Insurance
25 - Category: Legal Documents
3 - Category: LTV/CLTV
1 - Category: Re-Verifications
11 - Category: Terms/Guidelines
38 - Category: Title
88 - Property Valuations Review Scope
14 - Category: Appraisal
70 - Category: FEMA
4 - Category: Property
1030 - Compliance Review Scope
71 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Borrower's Interest
204 - Category: Compliance Manual
21 - Category: Documentation
4 - Category: Federal Higher-Priced
5 - Category: Finance Charge Tolerance
1 - Category: Repayment Ability
141 - Category: RESPA
31 - Category: Right of Rescission
10 - Category: Section 32
101 - Category: State Consumer Protection
3 - Category: State High Cost
10 - Category: Texas Home Equity
426 - Category: TILA/RESPA Integrated Disclosure
83 - Total Waived Conditions

16 - Credit Review Scope
14 - Category: Credit/Mtg History
1 - Category: DTI
1 - Category: Terms/Guidelines
4 - Property Valuations Review Scope
4 - Category: Property
63 - Compliance Review Scope
2 - Category: Documentation
1 - Category: Right of Rescission
60 - Category: Texas Home Equity

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